Consolidated Statement of Financial Position - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 611.5	$ 504.7
Accounts receivable	568.4	548.4
Contracts in progress: assets	401.6	337.5
Inventories	375.3	416.3
Prepayments	50.0	63.8
Income taxes recoverable	40.7	25.6
Derivative financial assets	13.3	23.4
Total current assets	2,060.8	1,919.7
Non-current assets
Property, plant and equipment	1,803.9	1,582.6
Intangible assets	1,055.6	944.0
Investment in equity accounted investees	244.5	378.4
Deferred tax assets	60.9	42.8
Derivative financial assets	11.5	16.0
Other assets	482.0	471.3
Total assets	5,719.2	5,354.8
Current liabilities
Accounts payable and accrued liabilities	669.6	695.2
Less: current portion	32.1	43.2
Income taxes payable	15.3	9.6
Deferred revenue	371.5	266.6
Contracts in progress: liabilities	161.8	191.9
Current portion of long-term debt	52.2	51.9
Derivative financial liabilities	18.1	15.5
Total current liabilities	1,320.6	1,273.9
Non-current liabilities
Long-term portion	39.5	39.1
Long-term debt	1,208.7	1,203.5
Royalty obligations	140.8	138.5
Employee benefits obligations	200.6	157.7
Deferred gains and other non-current liabilities	229.9	217.8
Deferred tax liabilities	208.1	238.6
Derivative financial liabilities	4.4	4.7
Total liabilities	3,352.6	3,273.8
Equity
Share capital	633.2	615.4
Contributed surplus	21.3	19.4
Accumulated other comprehensive income	262.3	193.7
Retained earnings	1,381.4	1,192.3
Equity attributable to equity holders of the Company	2,298.2	2,020.8
Non-controlling interests	68.4	60.2
Total equity	2,366.6	2,081.0
Total liabilities and equity	$ 5,719.2	$ 5,354.8